Revenue - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	£ 2,246	£ 2,006	£ 1,472
Future revenues in relation to unfulfilled performance obligations	£ 6,100	5,000	5,200
Remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue from performance obligations satisfied or partially satisfied in previous periods	£ 0	0	0
National Grid Grain LNG Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations	£ 3,800	2,700	3,000
Connections | Weighted average
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	32 years
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations	£ 1,900	£ 1,800	£ 1,700
Remaining performance obligation, expected timing of satisfaction, period	24 years
UK Electricity Transmission | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	40 years
UK Electricity Distribution | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	69 years
New England | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	51 years
New York | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	51 years